STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF OPTION ACTIVITY

Compensation-based stock option activity for qualified and unqualified stock options are summarized below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, December 31, 2024	22,620	$46.50
Granted	-	0
Exercised	-	0
Forfeited	-	0
Outstanding, June 30, 2025	22,620	$46.50	4.25	$-
Exercisable, June 30, 2025	22,070	$46.50	4.25	$-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, January 1, 2024	-	$-
Granted	22,620	46.50
Exercised	-	0
Forfeited	-	0
Outstanding, December 31, 2024	22,620	$46.50	4.8	$-
Exercisable, December 31, 2024	15,670	$46.50	4.8	$-

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

The following table summarizes information about options to purchase shares of the Company’s Class A common stock outstanding and exercisable at June 30, 2025:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$46.50	22,620	4.25	22,070
	22,620		22,070

The following table summarizes information about options to purchase shares of the Company’s Class A Common Stock outstanding and exercisable at December 31, 2024:

Options Outstanding		Options Exerciseable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exerciseable Number of Options
$46.50	22,620	4.8	15,670
	22,620		15,670

SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE

The following table presents information related to stock-based compensation expense:

	For the Three Months Ended	Unrecognized at	Weighted Average Remaining Amortization
	June 30, 2025	June 30, 2025	Period (Years)
General and administrative	$3,342	$4,456	0.50
Total	$3,342	$4,456	0.50

	For the Six Months Ended	Unrecognized at	Weighted Average Remaining Amortization
	June 30, 2025	June 30, 2025	Period (Years)
General and administrative	$6,684	$4,456	0.50
Total	$6,684	$4,456	0.50

The following table presents information related to stock-based compensation expense:

			Weighted Average
	For the Year Ended Decemebr 31,	Unrecognized at December 31,	Remaining Amortization Period
	2024	2024	(Years)
General and administrative	$538,323	$13,368	1.00
Total	$538,323	$13,368	1.00

SCHEDULE OF STOCK OPTION GRANTED IN VALUATION ASSUMPTIONS

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Years Ended December 31,
	2024	2023
Risk free interest rate	3.88%	0.00%
Expected term (years)	5.00 - 5.25	-
Expected volatility	53.49%	0.00%
Expected dividends	0.00%	0.00%